Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue
	Year ended December 31, 2019			Year ended December 31, 2018
	United States	International	Total	United States	International	Total

Product	$277,527	$367,642	$645,169	$209,842	$739,759	$949,601
License fees	125,000	190,557	315,557	25,000	794,696	819,696
Other Revenue	2,450	65,554	68,004	-	80,763	80,763
	$404,977	$623,753	$1,028,730	$234,842	$1,615,218	$1,850,060